LONG-TERM DEBT AND FINANCING - Repayments (Details) $ in Thousands	Dec. 31, 2020 CAD ($)
Borrowings:
Future annual minimum repayments	$ 524,975
Senior secured credit facility
Borrowings:
Future annual minimum repayments	232,619
Filter Group financing
Borrowings:
Future annual minimum repayments	5,485	[1]
7.0% $13M subordinated notes
Borrowings:
Future annual minimum repayments	13,393	[2]
10.25 % term loan
Borrowings:
Future annual minimum repayments	273,478	[3]
Not later than one year
Borrowings:
Future annual minimum repayments	3,535
Not later than one year | Filter Group financing
Borrowings:
Future annual minimum repayments	3,535	[1]
1-3 years
Borrowings:
Future annual minimum repayments	234,569
1-3 years | Senior secured credit facility
Borrowings:
Future annual minimum repayments	232,619
1-3 years | Filter Group financing
Borrowings:
Future annual minimum repayments	1,950	[1]
4-5 years
Borrowings:
Future annual minimum repayments	273,478
4-5 years | 10.25 % term loan
Borrowings:
Future annual minimum repayments	273,478	[3]
More than 5 years
Borrowings:
Future annual minimum repayments	13,393
More than 5 years | 7.0% $13M subordinated notes
Borrowings:
Future annual minimum repayments	$ 13,393	[2]

[1]	Filter Group has a $5.5 million outstanding loan payable to Home Trust Company (“HTC”). The loan is a result of factoring receivables to finance the cost of rental equipment over a period of three to five years with HTC and bears interest at 8.99% per annum. Principal and interest are repayable monthly.
[2]	As part of the Recapitalization, Just Energy issued $15 million principal amount of 7.0% subordinated notes (“7.0% $13M subordinated notes”) to holders of the subordinated convertible debentures, which has a six-year maturity. The 7.0% subordinated notes bear an annual interest rate of 7.0% payable in-kind semi-annually on March 15 and September 15. The balance at December 31, 2020 includes an accrual of $0.2 million for capitalized interest payable on the notes. A $2.0 million fee related to the issuance of the notes was capitalized at inception to be amortized over the term of the agreement. The 7.0% $13M subordinated notes had a principal amount of $15 million as at September 28, 2020, which was reduced to $13.2 million through a tender offer for no consideration, on October 19, 2020.
[3]	As part of the Recapitalization, Just Energy issued a US$205.9 million principal note (the “10.25% term loan”) maturing on March 31, 2024. The note bears interest at 10.25% and payments will be capitalized into the note. The interest is capitalized on a semi-annual basis on September 30 and March 31. The balance at December 31, 2020 includes an accrual of $7.1 million for capitalized interest payable on the notes. Upon achieving certain financial measures, the Company will pay either 50% or 100% of the interest in cash at a 9.75% rate on a semi-annual basis. Certain senior debt to EBITDA ratios have been established as well as minimum EBITDA requirements for a trailing four quarter period. Voluntary prepayments are allowed within the agreement subject to a prepayment penalty of 5.0%. The 5.0% prepayment penalty is amortized as finance costs over the term of the agreement.